Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Goodwill [Abstract]
Summary of Goodwill
Balance, December 31, 2016	$207,399
Exchange adjustment	(2,232)
Balance, December 31, 2017	205,167
Exchange adjustment	2,377
Impairment charge	(207,544)
Balance, December 31, 2018	$—